DERIVATIVE FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 3 – DERIVATIVE FINANCIAL INSTRUMENTS

In applying current accounting standards to the financial instruments issued in the historical private placements, the Company first considered the classification of the Series B Preferred Stock under ASC 480 Distinguishing Liabilities from Equity, and the Warrants under ASC 815 Derivatives and Hedging. The Series B Preferred Stock is perpetual preferred stock without redemption or dividend provisions, contingent or otherwise. Further, the Series B Preferred Stock is convertible into a fixed number of shares of Common Stock with adjustments to the conversion price solely associated with equity restructuring events such a stock splits and recapitalization. Generally redemption provisions that provide for the mandatory payment of cash to the Investor to settle the contract or certain provisions that cause the number of linked shares of Common Stock to vary result in liability classification; and, in some instances, classification outside of stockholders’ equity. There being no such provisions associated with the Series B Preferred Stock, it is classified as a component of stockholders’ equity.

The warrants were also evaluated for purposes of classification. The warrants issued contain a feature that is not consistent with the concept of stockholders’ equity. The exercise price of the warrants is subject to adjustment upon the issuance of common stock or common share linked contracts at prices below the contractual exercise prices. The 2012 Private Placement and February 2013 Private Placement warrants price adjustment expires four years after the date of issuance, and the June 2013 Private Placement warrants price adjustment expires three years after the date of issuance. The August 2013 Private Placement and October 2013 Private Placement warrants were amended on December 2, 2013 and allows for a price adjustment that expires three years after the date of original issuance. Current accounting standards provide that such provisions are not consistent with the concept of stockholders’ equity. As a result, all warrants with price adjustment features require classification in liability as derivative warrants. Derivative warrants are carried initially at fair value (up to the value of cash received) and subsequently at fair value with changes in fair value reflected in income.

	Closing date of private placement
	11/19/12	12/17/12	02/04/13	06/21/13	08/15/13	10/09/13	Total warrant liability
Ending balance at December 31, 2014	$13	$5	$2	$0	$0	$0	$20
Issuance of derivative warrants	—	—	—	—	—	—	—
Exercise or expiration	—	—	—	—	—	—	—
Change in fair value of warrant liability	(13)	(5)	(2)	0	0	0	(20)
Ending balance at September 30, 2015	$0	$0	$0	$0	$0	$0	$0

The derivative warrants were calculated using Black-Scholes valuation technique. Significant inputs into this technique are as follows:

2012 Private Placement	12/31/2014	9/30/2015
Fair market value of common stock	$0.01	$0.01
Exercise price	$0.35	$0.35
Term (1)	(4)	(6)
Volatility range (2)	(5)	(7)
Risk-free rate (3)	0.67%	0.33%

February 2013 Private Placement	12/31/2014	9/30/2015
Fair market value of common stock	$0.01	$0.01
Exercise price	$0.35	$0.35
Term (1)	2.11 Years	1.37 Years
Volatility range (2)	64.69%	62.42%
Risk-free rate (3)	0.67%	0.33%

June 2013 Private Placement	12/31/2014	9/30/2015
Fair market value of common stock	$0.01	$0.01
Exercise price	$0.35	$0.35
Term (1)	1.48 Years	0.75 Years
Volatility range (2)	71.47%	56.96%
Risk-free rate (3)	0.67%	0.33%

August 2013 Private Placement	12/31/2014	9/30/2015
Fair market value of common stock	$0.01	$0.01
Exercise price	$0.35	$0.35
Term (1)	1.63 Years	0.89 Years
Volatility range (2)	71.65%	59.92%
Risk-free rate (3)	0.67%	0.33%

October 2013 Private Placement	12/31/2014	9/30/2015
Fair market value of common stock	$0.01	$0.01
Exercise price	$0.35	$0.35
Term (1)	1.78 Years	1.04 Years
Volatility range (2)	73.33%	65.11%
Risk-free rate (3)	0.67%	0.33%

(1)	The term is the remaining years until expiration of warrants.
(2)	The Company does not have a trading market value upon which to base its forward-looking volatility. Accordingly, the Company selected a peer company that provided a reasonable basis upon which to calculate volatility.
(3)	The risk-free rate used represents the yield on zero coupon US Government Securities with a period to maturity consistent with the interval described in (2), above.
(4)	The remaining term for the 2012 Private Placement with a November 19, 2012 closing date was 2.15 years, and the December 17, 2012 closing date was 2.22 years.
(5)	The volatility for the 2012 Private Placement with a November 19, 2012 closing date was 65.4%, and the December 17, 2012 closing date was 68.75%.
(6)	The remaining term for the 2012 Private Placement with a November 19, 2012 closing date was 1.15 years, and the December 17, 2012 closing date was 1.22 years.
(7)	The volatility for the 2012 Private Placement with a November 19, 2012 closing date was 64.74%, and the December 17, 2012 closing date was 63.05%.

Warrants contain limitations on exercise, including the limitation that the holders may not convert their warrants to the extent that upon exercise the holder, together with its affiliates, would own in excess of 4.99% of our outstanding shares of common stock (subject to an increase upon at least 61-days’ notice by the subscriber to us, of up to 9.99%).

The second classification-related accounting consideration related to the possibility that the conversion option embedded in the Series B Preferred Stock may require classification outside of stockholders’ equity. Generally, an embedded feature in a hybrid financial instrument (such as the Series B Preferred Stock) that both meets the definition of a derivative financial instrument and is not clearly and closely related to the host contract in term of risks would require bifurcation and accounting under derivative standards. The embedded conversion option is a feature that embodies risks of equity. The Company has concluded that the Series B Preferred Stock is a contract that affords solely equity risks.